Shareholders' equity - Share capital (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Share capital
Ordinary share capital, fully paid	$ 39,826	$ 39,666
Treasury shares	(702)	(655)
Total share capital	39,124	39,011
NCI	$ 44	$ 57
Number of unvested RSP and EIP treasury shares held	5,249,663	5,086,660
Parent Entity
Share capital
Ordinary share capital, fully paid	$ 39,826	$ 39,666
Treasury shares	(760)	(713)
Total share capital	$ 39,066	$ 38,953
Number of unvested RSP and EIP treasury shares held	5,249,663
Number of unvested RSP treasury shares held		5,086,660